Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 13,955	$ 1,896,170
Prepaid expenses	304,561	113,867
Total current assets	318,516	2,010,037
Investments held in Trust Account	253,082,163	253,018,241
Total Assets	253,400,679	255,028,278
Current liabilities:
Accrued expenses	297,926	90,471
Accrued offering costs	0	27,981
Total current liabilities	297,926	118,452
Deferred underwriting fee payable	8,067,500	8,067,500
Derivative warrant liabilities	24,890,000	20,436,001
Total liabilities	33,255,426	28,621,953
Commitments and Contingencies
Class A common stock subject to possible redemption, 25,300,000 shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020	253,000,000	253,000,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; no non-redeemable shares were issued or outstanding as of September 30, 2021 and December 31, 2020
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 6,325,000 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	633	633
Additional paid-in capital
Accumulated deficit	(32,855,380)	(26,594,308)
Total Stockholders' Deficit	(32,854,747)	(26,593,675)
Total Liabilities and Stockholders' Deficit	$ 253,400,679	255,028,278
LIVE OAK ACQUISITION CORP. II [Member]
Current assets:
Cash		1,896,170
Prepaid expenses		113,867
Total current assets		2,010,037
Cash and marketable securities held in Trust Account		253,018,241
Total Assets		255,028,278
Current liabilities:
Accrued expenses		90,471
Accrued offering costs		27,981
Total current liabilities		118,452
Deferred underwriting fee payable		8,067,500
Derivative warrant liabilities		20,436,001
Total liabilities		28,621,953
Commitments and Contingencies
Class A common stock subject to possible redemption, 25,300,000 shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020		253,000,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; no non-redeemable shares were issued or outstanding as of September 30, 2021 and December 31, 2020
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 6,325,000 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively		633
Accumulated deficit		(26,594,308)
Total Stockholders' Deficit		(26,593,675)
Total Liabilities and Stockholders' Deficit		$ 255,028,278